Segment information - Reconcile (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information
Settlement of legal disputes	€ 90
Gain on sale of fixed assets	66	€ 3	€ 18
Impairment and write-off of assets, net of reversals	€ (39)	€ (241)	€ (38)
Customer one
Segment information
Net sales from largest customer (as a percent)	11.00%	11.00%	10.00%
Unallocated items
Segment information
Amortization of acquired intangible assets	€ (391)	€ (407)	€ (924)
Restructuring and associated charges	(263)	(651)	(502)
Settlement of legal disputes	80
Gain on sale of fixed assets	53
Impairment and write-off of assets, net of reversals	(45)	(241)	(29)
Change in provisions related to past acquisitions	(26)
Fair value changes of legacy IPR fund	(23)
Gain on defined benefit plan amendment		90	168
Transaction and related costs, including integration costs		11	(48)
Product portfolio strategy costs			(163)
Operating model integration			(12)
Other	€ (2)	€ 2	€ (8)